Insurance Contracts and Private Pension - Summary of Deferred Acquisition Costs (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reinsurance assets [Line Items]
Beginning Balance	R$ 253	R$ 429
Increase	1,001	772
Amortization	(845)	(948)
Ending Balance	409	253
Up to one year [Member]
Disclosure of reinsurance assets [Line Items]
Beginning Balance	209
Ending Balance	334	209
Non-current [Member]
Disclosure of reinsurance assets [Line Items]
Beginning Balance	44
Ending Balance	R$ 75	R$ 44